Investment and Return (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Schedule of Cash Resources and Other Financial Assets
The Group’s Treasury function aims to protect the Group’s financial investments, while maximising returns. The fair value of financial assets is the same as the carrying amount for 2019 and 2018. The Group’s cash resources and other financial assets are shown below.

	€ million	€ million	€ million	€ million	€ million	€ million
		Non-			Non-
	Current	current	Total	Current	current	Total
Financial assets (a)	2019	2019	2019	2018	2018	2018
Cash and cash equivalents
Cash at bank and in hand	2,457	—	2,457	2,174	—	2,174
Short-term deposits with maturity of less than three months	1,693	—	1,693	1,024	—	1,024
Other cash equivalents	35	—	35	32	—	32

	4,185	—	4,185	3,230	—	3,230

Other financial assets
Financial assets at amortised cost b)	578	220	798	382	247	629
Financial assets at fair value through other comprehensive income (c)	—	266	266	154	175	329
Financial assets at fair value through profit or loss:
Derivatives	20	114	134	194	—	194
Other (d)	309	274	583	144	220	364

	907	874	1,781	874	642	1,516

Total	5,092	874	5,966	4,104	642	4,746

( a)
For the purposes of this note and note 15C, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.

(b)
Current financial assets at amortised cost include short-term deposits with banks with maturities longer than three months and loans to joint venture entities. Non-current financial assets at amortised cost include judicial deposit of €136
million
(2018: €128 million) and invest
ments
 in bonds of €56 million (2018: €93 million).

(c)
Included within
non-current
financial assets at fair value through other comprehensive income are equity investments of €

244 million (2018: €148 million). These investments are not held by Unilever for trading purposes and hence the Group has opted to recognise fair value movements through other comprehensive income. The fair value movement in 2019 of these equity investments was €31 million (2018: €(9) million).

(d)
Current
O
ther
F
inancial assets at fair value through profit or loss include
A-
or higher rated money and capital market instruments. Included within non-current
financial assets at fair value through profit or loss are assets in a trust to fund benefit obligations in the US (see also note 4B) of €54 million (2018: €59 million) and investments in a number of companies and financial institutions in
North America, North Asia, South Asia and Europe.

Schedule of Cash and Cash Equivalents Reconciliation to Cash Flow Statement

	€ million	€ million
Cash and cash equivalents reconciliation to the cash flow statement	2019	2018
Cash and cash equivalents per balance sheet	4,185	3,230
Less: bank overdrafts	(69)	(140)

Cash and cash equivalents per cash flow statement	4,116	3,090